Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment

12.   Property, plant and equipment

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance as at
	Balance as at				business	expenses/	investment	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2021
Network infrastructure (All operational)	24,923,118	1,415,616	(435,571)	4,084,711	—	—	—	4,319,376	34,307,250
Land and buildings	1,485,249	40,466	(10,191)	185,428	—	—	(14,021)	33,470	1,720,401
Equipment, fixtures and fittings	955,894	87,930	(25,762)	16,858	27	—	—	67,137	1,102,084
Motor vehicles	44,999	2,162	(2,399)	—	156	—	—	6,220	51,138
Leasehold improvements	342,093	8,849	(32,476)	546	—	—	—	10,746	329,758
Electricity production power plant	—	—	—	—	103,750	—	—	—	103,750
Construction in progress	681,299	4,217,377	(4,817)	(4,298,421)	—	(20,000)	—	235,130	810,568
Total	28,432,652	5,772,400	(511,216)	(10,878)	103,933	(20,000)	(14,021)	4,672,079	38,424,949

Accumulated depreciation
Network infrastructure (All operational)	13,090,823	2,762,649	(372,950)	—	—	4,493	—	3,311,476	18,796,491
Land and buildings	354,312	82,528	(3,804)	—	—	—	(9,999)	20,388	443,425
Equipment, fixtures and fittings	717,871	66,229	(21,141)	—	—	—	—	58,242	821,201
Motor vehicles	40,027	3,373	(2,399)	—	—	—	—	6,104	47,105
Leasehold improvements	326,889	7,698	(31,026)	—	—	—	—	8,465	312,026
Electricity production power plant	—	1,922	—	—	—	—	—	—	1,922
Total	14,529,922	2,924,399	(431,320)	—	—	4,493	(9,999)	3,404,675	20,422,170

Net book amount	13,902,730	2,848,001	(79,896)	(10,878)	103,933	(24,493)	(4,022)	1,267,404	18,002,779

12.   Property, plant and equipment (continued)

Depreciation expenses for the years ended 31 December 2021, 2020 and 2019 amounting to TL 2,948,892, TL 2,425,566 and TL 2,196,902, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on property, plant and equipment for the years ended 31 December 2021, 2020 and 2019 are TL 24,493, TL 4,185 and TL 18,007, respectively and are recognized in depreciation expenses.

Capitalization rates and amounts other than borrowings made specifically for the purpose of acquiring a qualifying asset are 7.6%, 12.4% and 18.5%; TL 183,951 and TL 100,051 and TL 123,449 for the years ended 31 December 2021, 2020 and 2019 respectively.

Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments.

Network infrastructure mainly consists of mobile and fixed network infrastructure investments.

						Impairment	Transfer to	Effects of	Balance as at
	Balance as at				Disposal of	expenses/	investment	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	subsidiaries	(reversals)	property	exchange rates	2020
Network infrastructure (All operational)	22,022,991	818,989	(699,727)	2,671,001	(15,536)	—	—	125,400	24,923,118
Land and buildings	1,211,323	68,667	(2,004)	212,943	—	—	(6,781)	1,101	1,485,249
Equipment, fixtures and fittings	866,409	93,428	(10,954)	8,961	(3,482)	—	—	1,532	955,894
Motor vehicles	44,518	2,098	(1,690)	—	(4)	—	—	77	44,999
Leasehold improvements	335,837	7,149	(62)	341	(1,574)	—	—	402	342,093
Construction in progress	666,328	2,921,952	(11,372)	(2,898,087)	—	(2)	—	2,480	681,299
Total	25,147,406	3,912,283	(725,809)	(4,841)	(20,596)	(2)	(6,781)	130,992	28,432,652

Accumulated depreciation
Network infrastructure (All operational)	11,382,813	2,270,537	(656,472)	—	(15,536)	4,183	—	105,298	13,090,823
Land and buildings	285,626	73,594	—	—	—	—	(5,528)	620	354,312
Equipment, fixtures and fittings	673,927	53,914	(7,865)	—	(3,287)	—	—	1,182	717,871
Motor vehicles	37,840	3,714	(1,593)	—	(4)	—	—	70	40,027
Leasehold improvements	308,709	19,622	(49)	—	(1,574)	—	—	181	326,889
Total	12,688,915	2,421,381	(665,979)	—	(20,401)	4,183	(5,528)	107,351	14,529,922

Net book amount	12,458,491	1,490,902	(59,830)	(4,841)	(195)	(4,185)	(1,253)	23,641	13,902,730